Long-term investments (Tables)	6 Months Ended
Jun. 30, 2025
Long-Term Investments [Abstract]
Schedule of long-term investments

	As of December 31,	As of June 30,
	2024	2025
Equity method investments	1,436	1,608
Equity securities	728	388
Long-term investments	2,164	1,996